Warrant liabilities (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 First Batch Warrants [Member]	Sep. 30, 2012 First Batch Warrants [Member]	Dec. 31, 2011 First Batch Warrants [Member]	Dec. 30, 2009 First Batch Warrants [Member]	Feb. 28, 2010 Second Batch Warrants [Member]	Sep. 30, 2012 Second Batch Warrants [Member]	Dec. 31, 2011 Second Batch Warrants [Member]	Feb. 28, 2011 Second Batch Warrants [Member]
Warrant liabilities (Textual)
Number of common stock to be purchased										1,244,368				514,933
Number of shares of common stock and warrants issued in private placement										2,489,370
Maturity period of warrents							5 years				5 years
Proceeds from private placement						$ 2,315,138	$ 6,322,952
Private placement issuance expenses							1,016,290
Fair value of warrants							1,294,142
Warrant liabilities at initial recognition											561,277
Expected volatility								34.73%	38.33%			35.15%	38.66%
Expected dividend yield								0.00%	0.00%			0.00%	0.00%
Risk-free interest rate								0.269%	0.406%			0.275%	0.426%
Expected lives								2 years 3 months	3 years			2 years 4 months 2 days	3 years 1 month 24 days
Exercise price								$ 3.81	$ 3.81	$ 3.81		$ 3.81	$ 3.81
Warrant liabilities (Additional Textual)
Warrant liabilities	120		120		190,991	1,273,193
Change in fair value of warrant liabilities	$ 53,418	$ 391,652	$ 190,871	$ 967,696	$ 1,082,202	$ 582,226